Schedule of accounts receivable (Details) - USD ($)	Jun. 30, 2026	Dec. 31, 2025
Credit Loss [Abstract]
Accounts receivable	$ 588,081	$ 1,199,410
Less: Allowance for credit losses		(52,694)
Accounts receivable, net	$ 588,081	$ 1,146,716